Cover	Oct. 18, 2021
Cover [Abstract]
Entity Registrant Name	EOS Inc.
Entity Central Index Key	0001651958
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 18, 2021
Entity Ex Transition Period	false
Entity File Number	000-55661
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-0873246
Entity Address Address Line 1	7F.-1, No. 162, Sec. 2, Zhongshan N. Rd.
Entity Address Address Line 2	Zhongshan District
Entity Address City Or Town	Taipei City
Entity Address Country	TW
Entity Address Postal Zip Code	10452
City Area Code	886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	2-2586-8300